UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust

(Exact name of registrant as specified in charter)

75 Virginia Road, Box 14, North White Plains, NY 10603

(Address of principal executive offices) (Zip code)

Darlene DeRemer, President, 75 Virginia Road, Box 14, North White Plains, NY 10603

(Name and address of agent for service)

with a copy to:

Jon S. Rand, Esq.

Dechert LLC

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant's telephone number, including area code:	(646) 747-3477

Date of fiscal year end:	10/31

Date of reporting period:	07/31/18

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2018 are filed herewith.

American Independence Funds Trust	Schedule of Investments
American Independence Global Tactical Allocation Fund	July 31, 2018 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 80.6%
International Equity Exchange Traded Products — 37.9%
Global X Scientific Beta Asia ex-Japan ETF	7,600	196,131
Global X Scientific Beta Europe ETF (a)	37,794	1,048,405
Global X Scientific Beta Japan ETF (a)	32,537	977,984
iShares Core MSCI Emerging Markets ETF	30,309	1,639,717
iShares Europe ETF	168,029	7,788,144
iShares MSCI Emerging Markets ETF	19,953	895,092
iShares MSCI Japan ETF	60,826	3,560,146
iShares MSCI Pacific ex Japan ETF	65,335	3,062,905
		19,168,524
U.S. Equity Exchange Traded Products — 20.6%
Global X Scientific Beta U.S. ETF	144,245	4,686,534
SPDR Doubleline Total Return Tactical ETF	59,300	2,812,006
SPDR S&P 500 ETF Trust	10,408	2,928,083
		10,426,623
U.S. Fixed Income Exchange Traded Products — 22.1%
iShares Core U.S. Aggregate Bond ETF	105,200	11,157,512
Total Exchange Traded Products (Cost $40,246,606)		40,752,659

Short-Term Investment — 19.8%
Money Market Fund — 19.8%
Federated Government Obligations Fund, Premier Shares, 1.82% (b)	9,996,329	9,996,329
Total Short-Term Investment (Cost $9,996,329)		9,996,329
Total Investments (Cost $50,242,935(c)) — 100.4%		$50,748,988
Liabilities in excess of other assets — (0.4)%		(212,441)
NET ASSETS — 100.0%		$50,536,547

(a)	Affiliated Company.
(b)	Rate listed is the 7-day effective yield at 7/31/18.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$40,752,659	$—	$—	$40,752,659
Short-Term Investment	9,996,329	—	—	9,996,329
Total Investments	$50,748,988	$—	$—	$50,748,988

See Notes to Schedules of Investments

American Independence Funds Trust American Independence Kansas Tax-Exempt Bond Fund	Schedule of Investments July 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.2%
Municipal Bonds — 97.2%
Education — 29.6%
Bourbon County Unified School District No. 234-Fort Scott, GO UT, 5.00%, 9/01/25, Callable 9/01/24	355,000	403,482
Butler County Unified School District No. 385 Andover, GO UT,
4.00%, 9/01/30, Callable 9/01/27	690,000	745,048
4.00%, 9/01/31, Callable 9/01/27	500,000	536,595
5.00%, 9/01/34, Callable 9/01/27	2,000,000	2,308,960
Butler County Unified School District No. 490 El Dorado, GO UT, BAM, 4.00%, 9/01/36, Callable 9/01/26	500,000	521,030
Dodge City Community College, Higher Education, RB, 5.13%, 4/01/30, Pre-Refunded 4/01/20	250,000	264,067
Douglas County Unified School District No. 497 Lawrence, GO UT,
4.00%, 9/01/31, Callable 9/01/27	1,500,000	1,627,125
4.00%, 9/01/33, Callable 9/01/24	500,000	521,650
Finney County Unified School District No. 457 Garden City, GO UT, 4.00%, 9/01/31, Callable 9/01/26	500,000	525,000
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,045,070
Franklin County Unified School District No. 290 Ottawa, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	1,951,053
5.00%, 9/01/32, Callable 9/01/25	150,000	170,234
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,132,160
4.00%, 9/01/40, Callable 9/01/25	250,000	256,983
Geary County Unified School District No. 475, GO UT, 4.00%, 9/01/38, Callable 9/01/25	2,000,000	2,074,900
Johnson & Miami Counties Unified School District No. 230 Spring Hills, GO UT,
5.25%, 9/01/29, Pre-Refunded 9/01/21	1,500,000	1,639,740
4.00%, 9/01/33, Callable 9/01/26	1,000,000	1,049,270
4.00%, 9/01/35, Callable 9/01/26	1,000,000	1,036,330
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT,
2.00%, 10/01/18	185,000	185,189
4.00%, 10/01/18	200,000	200,868
Johnson County Unified School District No. 233 Olathe, GO UT,
4.00%, 9/01/31, Callable 9/01/26	1,000,000	1,071,270
4.00%, 9/01/33, Callable 9/01/24	175,000	186,058
4.00%, 9/01/33, Callable 9/01/25	730,000	773,369
4.00%, 9/01/35, Callable 9/01/25	790,000	826,174
4.00%, 9/01/36, Callable 9/01/25	480,000	500,741
Johnson County Unified School District No. 512 Shawnee Mission, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,168,730
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	235,136
Kansas Development Finance Authority, Development, RB,
4.00%, 10/01/20	250,000	260,208
5.00%, 2/01/22, Callable 2/01/20	555,000	581,374
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,140,361
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,040,560
Kansas Development Finance Authority, Higher Education, RB,
4.00%, 4/01/24, Callable 4/01/20	230,000	237,677
5.00%, 4/01/29, Callable 4/01/20	650,000	684,807
Leavenworth County Unified School District No. 453, GO UT, AGC, 5.25%, 9/01/23, Pre-Refunded 9/01/19	60,000	62,349
Leavenworth County Unified School District No. 453, GO UT, AGM, 4.75%, 3/01/25, Pre-Refunded 9/01/19	535,000	553,677
Leavenworth County Unified School District No. 458, GO UT,
5.00%, 9/01/29, Pre-Refunded 9/01/19	395,000	409,627
5.00%, 9/01/30, Pre-Refunded 9/01/19	215,000	222,961
Rice County Unified School District No. 376 Sterling, GO UT, AGC,
5.25%, 9/01/35, Pre-Refunded 9/01/19	165,000	171,171
5.25%, 9/01/35, Pre-Refunded 9/01/19	335,000	347,529
Riley County Unified School District No. 383 Manhattan-Ogden, GO UT, 5.00%, 9/01/23, Pre-Refunded 9/01/19	1,000,000	1,034,730
Scott County Unified School District No. 466 Scott City, GO UT, 4.00%, 9/01/37, Callable 9/01/25	1,000,000	1,016,020
Sedgwick County Public Building Commission, RB,
5.00%, 8/01/24, Pre-Refunded 8/01/18	100,000	100,000
5.25%, 8/01/26, Pre-Refunded 8/01/18	180,000	180,000
5.25%, 8/01/28, Pre-Refunded 8/01/18	800,000	800,000
Sedgwick County Unified School District No. 259 Wichita, 3.00%, 10/01/21	500,000	516,335
Sedgwick County Unified School District No. 259 Wichita, GO UT,

See Notes to Schedules of Investments

American Independence Funds Trust (Continued) American Independence Kansas Tax-Exempt Bond Fund	Schedule of Investments July 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.2% (continued)
Municipal Bonds — 97.2% (continued)
Education — 29.6% (continued)
5.00%, 10/01/21, Pre-Refunded 10/01/18	30,000	30,184
5.00%, 10/01/21, Callable 10/01/18	55,000	55,333
Sedgwick County Unified School District No. 260 Derby, GO UT, 5.00%, 10/01/29, Pre-Refunded 10/01/22	340,000	381,997
Sedgwick County Unified School District No. 261 Haysville, GO UT, AGM,
5.00%, 11/01/19, Callable 8/31/18	20,000	20,061
5.00%, 11/01/23, Callable 8/31/18	5,000	5,015
Sedgwick County Unified School District No. 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	524,755
5.00%, 9/01/33, Callable 9/01/24	750,000	841,650
Sedgwick County Unified School District No. 262 Valley Center, GO UT, AGC, 5.00%, 9/01/24, Callable 9/01/18	20,000	20,058
Sedgwick County Unified School District No. 264 Clearwater, GO UT, 4.00%, 9/01/29, Callable 9/01/26	530,000	563,464
Sedgwick County Unified School District No. 265 Goddard, GO UT, 5.00%, 10/01/24	370,000	427,095
Sedgwick County Unified School District No. 265 Goddard, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18	250,000	251,330
Sedgwick County Unified School District No. 266 Maize, GO UT, 5.00%, 9/01/21	500,000	545,530
Seward County Unified School District No. 480 Liberal, GO UT, 5.00%, 9/01/29, Callable 9/01/25	1,500,000	1,720,965
Shawne County Unified School District No. 437 Auburn - Washburn, GO UT, 3.95%, 9/01/28, Pre-Refunded 9/01/20	825,000	863,989
Sumner County Unified School District No. 353 Wellington, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	257,503
Washburn University/Topeka, Higher Education, RB, Series 2015A,,
5.00%, 7/01/35, Callable 7/01/25	500,000	563,340
4.00%, 7/01/41, Callable 7/01/25	330,000	338,415
Wyandotte County Unified School District No. 500 Kansas City, GO UT, 5.00%, 9/01/30, Callable 9/01/26	500,000	577,090
		41,303,392
General Obligation — 23.7%
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	754,466
Ashland Public Building Commission, RB,
4.00%, 9/01/19	100,000	101,598
4.00%, 9/01/20	110,000	112,962
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	589,382
4.00%, 12/01/34, Callable 12/01/25	250,000	262,135
City of Abilene, General, RB,
4.00%, 12/01/29, Callable 12/01/27	325,000	347,714
4.00%, 12/01/31, Callable 12/01/27	445,000	471,660
City of Abilene, GO UT,
4.30%, 9/01/27, Pre-Refunded 9/01/20	150,000	158,001
4.60%, 9/01/30, Pre-Refunded 9/01/20	500,000	529,720
City of Dodge City, RB, 4.00%, 6/01/24	230,000	249,513
City of Haysville, 4.13%, 11/01/32, Callable 11/01/25	460,000	469,370
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,032,260
City of Lawrence, GO UT,
4.00%, 9/01/30, Callable 9/01/26	470,000	510,881
4.00%, 9/01/31, Callable 9/01/26	445,000	481,695
City of Leavenworth, GO UT, 1.10%, 9/01/18, Callable 8/31/18	505,000	505,000
City of Manhattan, GO UT, 5.00%, 11/01/25	570,000	669,682
City of Merriam, GO UT, 5.00%, 10/01/27	1,670,000	2,009,979
City of Newton, GO UT, 4.00%, 9/01/23	250,000	270,390
City of Olathe, GO UT, 5.00%, 10/01/24, Callable 10/01/23	535,000	611,666
City of Park City, GO UT,
5.38%, 12/01/25, Pre-Refunded 12/01/19	495,000	519,225
5.38%, 12/01/25, Callable 12/01/19	5,000	5,143
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 8/31/18	825,000	809,020
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	461,061

See Notes to Schedules of Investments

American Independence Funds Trust (Continued) American Independence Kansas Tax-Exempt Bond Fund	Schedule of Investments July 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.2% (continued)
Municipal Bonds — 97.2% (continued)
General Obligation — 23.7% (continued)
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	459,981
City of Wichita, GO UT,
5.00%, 12/01/25	500,000	587,625
4.00%, 6/01/26, Pre-Refunded 6/01/20	475,000	498,057
4.00%, 6/01/27, Pre-Refunded 6/01/20	780,000	817,861
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	262,363
4.00%, 6/01/30, Callable 6/01/27	820,000	892,472
County of Clay, GO UT, 4.00%, 10/01/36, Callable 10/01/24	750,000	782,872
County of Franklin, COP, 4.75%, 9/01/21, Callable 8/31/18	585,000	585,831
County of Johnson, GO UT,
4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,233,101
3.00%, 9/01/30, Callable 9/01/22	400,000	395,988
County of Scott, GO UT, 5.00%, 4/01/28, Pre-Refunded 4/01/20	500,000	527,540
Crawford County Public Building Commission, RB, 5.38%, 9/01/24, Pre-Refunded 9/01/19	1,300,000	1,352,637
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,730,294
Kansas Development Finance Authority, GO,
5.00%, 4/01/25, Callable 4/01/23	800,000	891,608
4.75%, 9/01/34, Callable 9/01/19	360,000	370,994
Kansas Development Finance Authority, RB,
5.00%, 11/01/18	200,000	201,786
5.00%, 4/01/26, Callable 4/01/23	1,485,000	1,652,968
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,107,060
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,205,780
Pratt County Public Building Commission, RB, 3.25%, 12/01/32, Callable 8/31/18	655,000	655,000
Unified Government of Greeley County, GO UT,
4.00%, 12/01/29, Callable 12/01/25	250,000	262,300
4.00%, 12/01/32, Callable 12/01/25	100,000	103,270
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	979,132
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Pre-Refunded 8/01/20	1,000,000	1,061,890
4.00%, 8/01/30, Pre-Refunded 8/01/20	500,000	521,185
Wyandotte County-Kansas City Unified Government, RB,
5.00%, 12/01/23	570,000	646,773
4.88%, 10/01/28, Callable 8/31/18	415,000	413,166
		33,132,057
Health Care — 13.1%
Allen County Public Building Commission, RB,
5.05%, 12/01/31, Pre-Refunded 12/01/22	1,310,000	1,476,658
5.15%, 12/01/36, Pre-Refunded 12/01/22	500,000	565,675
City of Manhattan, Medical, RB, 5.00%, 11/15/29, Callable 11/15/22	680,000	743,451
City of Olathe, Medical, RB,
5.25%, 9/01/25, Pre-Refunded 9/01/19	580,000	602,388
4.00%, 9/01/30, Callable 9/01/21	450,000	465,957
City of Wichita, Medical, RB,
4.75%, 11/15/24, Pre-Refunded 11/15/19	810,000	842,230
5.00%, 11/15/29, Pre-Refunded 11/15/21	3,070,000	3,372,733
Kansas Development Finance Authority, Medical, RB,
5.25%, 11/15/21, Pre-Refunded 11/15/19	25,000	26,104
5.25%, 11/15/21, Callable 11/15/19	1,275,000	1,333,969
5.50%, 11/15/22, Callable 11/15/19	20,000	20,947
5.50%, 11/15/22, Callable 11/15/19	980,000	1,031,009
5.25%, 1/01/25, Callable 1/01/20	200,000	209,616
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,041,260
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,054,800
5.25%, 11/15/30, Callable 11/15/19	250,000	260,910
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,654,020
5.00%, 11/15/34, Callable 5/15/22	350,000	384,601
5.00%, 5/15/35, Pre-Refunded 5/15/19	330,000	338,959
Lyon County Public Building Commission, Medical, RB, AGM, 5.00%, 12/01/35, Callable 12/01/26	1,335,000	1,491,849

See Notes to Schedules of Investments

American Independence Funds Trust (Continued) American Independence Kansas Tax-Exempt Bond Fund	Schedule of Investments July 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.2% (continued)
Municipal Bonds — 97.2% (continued)
Health Care — 13.1% (continued)
Pawnee County Public Building Commission, Medical, RB, 4.00%, 2/15/31, Callable 2/15/22	145,000	147,729
University of Kansas Hospital Authority, Medical, RB, Series 2015,,
5.00%, 9/01/28, Callable 9/01/25	250,000	285,960
5.00%, 9/01/30, Callable 9/01/25	350,000	397,694
5.00%, 9/01/31, Callable 9/01/25	500,000	566,760
		18,315,279
Housing — 2.4%
City of Phillipsburg, Facilities, RB, 4.50%, 10/01/28, Callable 10/01/20	545,000	569,917
County of Sedgwick / County of Shawnee, Single Family Housing, RB, GNMA, 6.70%, 6/01/29 (a)	5,000	5,008
La Cygne Public Building Commission, RB, 5.00%, 11/01/29, Callable 11/01/19	375,000	389,205
Topeka Public Building Commission, RB, NATL-RE, 5.00%, 6/01/27, Callable 8/31/18 @102	2,355,000	2,408,741
		3,372,871
Other Revenue Bonds — 0.3%
Kansas Development Finance Authority, RB, FSA,
5.13%, 11/01/25, Pre-Refunded 11/01/18	100,000	100,951
5.25%, 11/01/28, Pre-Refunded 11/01/18	305,000	307,995
		408,946
Tax Obligation — 2.9%
Johnson County Public Building Commission, RB,
4.00%, 9/01/24, Callable 9/01/20	500,000	520,895
4.88%, 9/01/25, Pre-Refunded 9/01/18	200,000	200,524
4.50%, 9/01/27, Callable 9/01/21	955,000	1,015,070
4.00%, 9/01/29, Callable 9/01/26	650,000	704,574
4.00%, 9/01/31, Callable 9/01/26	1,500,000	1,608,015
		4,049,078
Transportation — 6.9%
Kansas Turnpike Authority, Transportation, RB, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,028,570
Overland Park Transportation Development District, RB, 5.90%, 4/01/32, Callable 4/01/20	1,025,000	1,057,318
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	228,638
State of Kansas Department of Transportation, RB,
5.00%, 9/01/24	500,000	581,425
5.00%, 9/01/28, Callable 9/01/27	1,500,000	1,794,840
5.00%, 9/01/31, Callable 9/01/27	1,000,000	1,183,220
5.00%, 9/01/34, Callable 9/01/27	2,000,000	2,341,860
5.00%, 9/01/34, Callable 9/01/25	1,260,000	1,445,611
		9,661,482
Utilities — 18.3%
City of Lawrence Water & Sewage System, RB, 4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,036,260
City of Lawrence, Water, RB, 4.30%, 11/01/22, Pre-Refunded 11/01/18	235,000	236,758
City of Olathe KS Water & Sewer System, RB, 4.00%, 7/01/24, Callable 1/01/24	250,000	272,845
City of Topeka Combined Utility, RB,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,733,484
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,337,176
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,292,015
City of Topeka, Utilities, RB, 4.50%, 8/01/33, Callable 8/01/19	650,000	662,597
City of Wichita Water & Sewer Utility, RB,
4.00%, 10/01/20	500,000	524,320
3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,071,744
City of Wichita, Utilities, RB,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,092,150
5.00%, 10/01/28, Callable 10/01/21	2,650,000	2,889,083
City of Wichita, Water/Sewer, RB,
4.00%, 10/01/29, Pre-Refunded 10/01/20	1,000,000	1,049,950
4.00%, 10/01/30, Pre-Refunded 10/01/20	1,000,000	1,049,950

See Notes to Schedules of Investments

American Independence Funds Trust (Continued) American Independence Kansas Tax-Exempt Bond Fund	Schedule of Investments July 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 97.2% (continued)
Municipal Bonds — 97.2% (continued)
Utilities — 18.3% (continued)
Kansas Development Finance Authority, Water, RB, 4.00%, 3/01/27, Callable 3/01/19	775,000	784,161
Kansas Power Pool, Power, RB, 5.00%, 12/01/31, Pre-Refunded 12/01/20	1,000,000	1,073,400
Kansas Power Pool, Utilities, RB,
5.00%, 12/01/19	600,000	625,362
5.00%, 12/01/23, Callable 12/01/22	200,000	220,222
5.00%, 12/01/28, Callable 12/01/25	700,000	791,483
Kansas Rural Water Finance Authority, Water, RB, 4.10%, 9/01/34, Callable 3/01/21	270,000	272,298
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Pre-Refunded 3/01/19	800,000	816,776
Wyandotte County-Kansas City Unified Government Utility System Improvement RB, 5.00%, 9/01/31, Callable 9/01/26	500,000	567,815
Wyandotte County-Kansas City Unified Government Utility System, RB,
5.00%, 9/01/31, Callable 9/01/25	850,000	961,171
5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,199,959
5.00%, 9/01/33, Callable 9/01/25	100,000	112,467
Wyandotte County-Kansas City Unified Government, RB,
4.25%, 9/01/23, Callable 3/01/20	500,000	515,435
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,409,837
		25,598,718
Total Municipal Bonds (Cost $133,944,118)		135,841,823

	Shares
Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Federated Treasury Obligations Fund, Institutional Shares, 1.80% (b)	2,156,462	2,156,462
Total Short-Term Investment (Cost $2,156,462)		2,156,462
Total Investments (Cost $136,100,580(c)) — 98.8%		$137,998,285
Other assets in excess of liabilities — 1.2%		1,698,788
NET ASSETS — 100.0%		$139,697,073

*	All Callable and Pre-Refunded are @ 100 unless stated otherwise.
(a)	Variable Rate Security
(b)	Rate listed is the 7-day effective yield at 7/31/18.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual

COP — Certificate of Participation

FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)

RB — Revenue Bonds

UT — Unlimited Tax

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

See Notes to Schedules of Investments

American Independence Funds Trust (Continued) American Independence Kansas Tax-Exempt Bond Fund	Schedule of Investments July 31, 2018 (Unaudited)

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$135,841,823	$-	$135,841,823
Short-Term Investment	2,156,462	-	-	2,156,462
Total Investments	$2,156,462	$135,841,823	$-	$137,998,285

See Notes to Schedules of Investments

American Independence Funds Trust American Independence U.S. Inflation-Protected Fund	Schedule of Investments July 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 94.7%
U.S. Treasury Inflation-Indexed Bonds — 34.1%
2.38%, 1/15/25	4,616,139	5,066,970
2.00%, 1/15/26	4,698,326	5,091,928
2.38%, 1/15/27	6,237	7,011
1.75%, 1/15/28	3,533,837	3,814,918
3.63%, 4/15/28	1,967,455	2,469,323
2.50%, 1/15/29	6,591,759	7,655,208
3.88%, 4/15/29	4,157,553	5,415,729
2.13%, 2/15/40	282,816	350,662
2.13%, 2/15/41	640,975	800,714
0.75%, 2/15/42	5,008,602	4,824,916
0.63%, 2/15/43	3,763,842	3,514,310
1.38%, 2/15/44	4,006,584	4,411,838
1.00%, 2/15/46	2,894,085	2,938,596
0.88%, 2/15/47	3,211,752	3,164,867
1.00%, 2/15/48	1,764,790	1,795,159
		51,322,149
U.S. Treasury Inflation-Indexed Notes — 60.6%
0.13%, 4/15/19	7,515	7,447
1.38%, 1/15/20	10,470	10,536
0.13%, 4/15/20	828,200	815,644
1.13%, 1/15/21	2,459,743	2,474,410
0.13%, 4/15/21	16,545,853	16,188,280
0.13%, 1/15/22	2,835,258	2,765,556
0.13%, 4/15/22	14,563,930	14,163,713
0.13%, 1/15/23	10,420,859	10,106,941
0.63%, 4/15/23	1,893,805	1,875,090
0.38%, 7/15/23	422,648	415,560
0.63%, 1/15/24	13,372,752	13,240,737
0.13%, 7/15/24	4,640,260	4,473,210
0.25%, 1/15/25	1,737,547	1,675,054
0.38%, 7/15/25	8,486	8,259
0.63%, 1/15/26	12,638,522	12,446,164
0.13%, 7/15/26	7,346	6,966
0.38%, 1/15/27	2,041,105	1,961,593
0.38%, 7/15/27	540,911	520,219
0.50%, 1/15/28	5,374,451	5,195,283
0.75%, 7/15/28	2,655,747	2,634,921
		90,985,583
Total U.S. Treasury Inflation-Indexed Securities (Cost $144,386,773)		142,307,732

	Shares
Short-Term Investments — 5.5%
U.S. Treasury Bill — 2.4%
0.00%, 9/27/18	3,620,000	3,609,296
Money Market Fund — 3.1%
Federated Treasury Obligations Fund, Institutional Shares, 1.80% (a)	4,634,063	4,634,063
Total Short-Term Investments (Cost $8,243,359)		8,243,359

See Notes to Schedules of Investments

American Independence Funds Trust American Independence U.S. Inflation-Protected Fund	Schedule of Investments (Continued) July 31, 2018 (Unaudited)

Total Investments (Cost $152,630,133(b)) — 100.2%	$150,551,091
Liabilities in excess of other assets — (0.2)%	(344,702)
NET ASSETS — 100.0%	$150,206,389

FUTURES CONTRACTS -0.0% (C)
Number of Contracts	Description	Expiration Date	Notional Value($)	Value At April 30, 2018	Unrealized Appreciation (Depreciation)($)
Futures Contracts Purchased-0.0% (c)
50	September 2018, 10-Year Treasury Note, expiration 09/28/2018	September 2018	5,985,537	5,971,094	(14,443)
8	September 2018, Ultra 10-Year Treasury Note, expiration 9/28/2018	September 2018	1,023,389	1,016,875	(6,514)
13	September 2018, Ultra Long Treasury Bond, expiration 09/28/2018	September 2018	2,034,203	2,039,782	5,579
			9,043,129	9,027,751	(15,378)
Futures Contracts Sold-0.0% (c)
(12)	September 2018, Long Treasury Bond, expiration 09/28/2018	September 2018	(1,714,008)	(1,715,625)	(1,617)
(23)	October 2018, 2-Year Treasury Note, expiration 10/03/2018	October 2018	(4,873,709)	(4,861,625)	12,084
(113)	October 2018, 5-Year Treasury Note, expiration 10/03/2018	October 2018	(12,793,057)	(12,783,125)	9,932
			(19,380,774)	(19,360,375)	20,399
		Total	$(10,337,645)	$(10,332,624)	$5,021

(a)	Rate listed is the 7-day effective yield at 7/31/18.
(b)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.
(c)	Rounds to less than 0.1%

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$142,307,732	$—	$142,307,732
Short-Term Investments	8,243,359	—	—	8,243,359
Total Investments	$8,243,359	$142,307,732	$—	$150,551,091

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(15,378)	$—	$—	$(15,378)
Futures Contracts Sold	20,399	—	—	20,399
Total Other Financial Instruments	$5,021	$—	$—	$5,021

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Investments

American Independence Funds Trust

Notes to Schedules of Investments

July 31, 2018 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

As of July 31, 2018, the Trust offered three series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of investments of each of the three active series (individually, a "Fund"; collectively, the "Funds"). All of the Funds are diversified under the 1940 Act except for American Independence Kansas Tax-Exempt Bond Fund.

2. Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by Manifold Fund Advisors, LLC (“Manifold” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration or type of investments.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

During the reporting period, the American Independence U.S. Inflation-Protected Fund entered into financial futures contracts to hedge interest rate risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of the Fund’s open futures contracts as of July 31, 2018 are contained at the end of that Fund’s Schedule of Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The American Independence Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
American Independence Global Tactical Allocation Fund	50,375,161	720,356	(346,529)	373,827
American Independence Kansas Tax-Exempt Bond Fund	136,100,580	2,926,774	(1,029,069)	1,897,705
American Independence U.S. Inflation- Protected Fund	153,128,178	111,055	(2,688,142)	(2,577,087)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ Darlene DeRemer
Darlene DeRemer
President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Darlene DeRemer
Darlene DeRemer
President

Date: September 17, 2018

By (Signature and Title)

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial Accounting Officer

Date: September 17, 2018